UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Real Estate Index Fund

October 31, 2016

URX-QTLY-1216
1.929348.105

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.8%
REITs - Apartments - 18.2%
American Campus Communities, Inc.	174,376	$9,086,733
American Homes 4 Rent Class A	289,926	6,120,338
Apartment Investment & Management Co. Class A	209,321	9,224,776
AvalonBay Communities, Inc.	183,526	31,415,981
Camden Property Trust (SBI)	116,831	9,514,717
Colony Starwood Homes	66,465	1,928,150
Education Realty Trust, Inc.	97,634	4,158,232
Equity Residential (SBI)	488,584	30,170,062
Essex Property Trust, Inc.	87,537	18,740,796
Independence Realty Trust, Inc.	83,357	694,364
Mid-America Apartment Communities, Inc. (a)	100,955	9,363,576
Monogram Residential Trust, Inc.	222,932	2,349,703
Post Properties, Inc.	71,504	4,704,248
Silver Bay Realty Trust Corp.	47,293	792,158
UDR, Inc.	356,937	12,482,087
		150,745,921
REITs - Diversified - 10.3%
Apple Hospitality (REIT), Inc.	208,977	3,767,855
Cousins Properties, Inc.	461,019	3,582,118
Digital Realty Trust, Inc. (a)	196,288	18,339,188
Duke Realty LP	468,806	12,259,277
DuPont Fabros Technology, Inc.	100,975	4,120,790
Forest City Realty Trust, Inc.	289,148	6,242,705
Liberty Property Trust (SBI)	196,122	7,929,212
NexPoint Residential Trust, Inc.	23,592	439,755
PS Business Parks, Inc.	26,064	2,861,567
TIER REIT, Inc.	63,804	941,109
Vornado Realty Trust	229,661	21,307,948
Washington REIT (SBI)	98,414	2,895,340
		84,686,864
REITs - Health Care - 12.6%
Care Capital Properties, Inc.	112,196	2,981,041
HCP, Inc.	624,948	21,404,469
Healthcare Realty Trust, Inc. (a)	154,855	4,938,326
LTC Properties, Inc. (a)	52,422	2,626,866
Senior Housing Properties Trust (SBI)	317,410	6,751,311
Universal Health Realty Income Trust (SBI)	16,710	980,877
Ventas, Inc.	469,596	31,815,129
Welltower, Inc. (a)	478,372	32,782,833
		104,280,852
REITs - Hotels - 5.1%
Ashford Hospitality Prime, Inc.	34,274	444,191
Ashford Hospitality Trust, Inc.	106,693	619,886
DiamondRock Hospitality Co. (a)	268,498	2,456,757
FelCor Lodging Trust, Inc.	171,800	1,097,802
Hersha Hospitality Trust	56,706	1,010,501
Hospitality Properties Trust (SBI)	219,474	6,004,809
Host Hotels & Resorts, Inc.	992,364	15,361,795
LaSalle Hotel Properties (SBI)	151,115	3,588,981
Pebblebrook Hotel Trust	96,309	2,338,383
RLJ Lodging Trust	166,165	3,276,774
Sunstone Hotel Investors, Inc.	289,473	3,635,781
Xenia Hotels & Resorts, Inc.	143,823	2,245,077
		42,080,737
REITs - Manufactured Homes - 1.7%
Equity Lifestyle Properties, Inc.	107,164	8,127,318
Sun Communities, Inc.	83,505	6,424,040
		14,551,358
REITs - Office Property - 12.7%
Alexandria Real Estate Equities, Inc. (a)	104,216	11,235,527
Boston Properties, Inc.	205,418	24,748,761
Brandywine Realty Trust (SBI)	234,038	3,627,589
Columbia Property Trust, Inc.	165,019	3,478,601
Corporate Office Properties Trust (SBI)	126,651	3,380,315
Douglas Emmett, Inc.	191,773	6,999,715
Easterly Government Properties, Inc.	31,957	606,224
Equity Commonwealth (b)	167,781	5,068,664
First Potomac Realty Trust	77,692	693,013
Franklin Street Properties Corp.	142,092	1,644,004
Highwoods Properties, Inc. (SBI)	131,799	6,541,184
Hudson Pacific Properties, Inc.	141,960	4,772,695
Kilroy Realty Corp.	123,202	8,849,600
Mack-Cali Realty Corp.	119,823	3,077,055
New York (REIT), Inc.	221,661	2,088,047
Parkway, Inc. (b)	57,627	1,038,439
Piedmont Office Realty Trust, Inc. Class A (a)	194,106	3,975,291
SL Green Realty Corp.	134,082	13,169,534
		104,994,258
REITs - Regional Malls - 14.9%
CBL & Associates Properties, Inc.	228,275	2,442,543
General Growth Properties, Inc.	780,448	19,472,178
Pennsylvania Real Estate Investment Trust (SBI) (a)	92,910	1,812,674
Simon Property Group, Inc.	419,976	78,098,730
Tanger Factory Outlet Centers, Inc.	128,381	4,467,659
Taubman Centers, Inc.	80,721	5,849,044
The Macerich Co.	161,249	11,413,204
		123,556,032
REITs - Shopping Centers - 10.0%
Acadia Realty Trust (SBI)	106,433	3,585,728
Brixmor Property Group, Inc.	346,093	8,797,684
Cedar Shopping Centers, Inc.	101,516	687,263
DDR Corp.	410,737	6,280,169
Equity One, Inc.	122,980	3,504,930
Federal Realty Investment Trust (SBI)	94,767	13,763,011
Kimco Realty Corp.	561,421	14,939,413
Kite Realty Group Trust	111,447	2,778,374
Ramco-Gershenson Properties Trust (SBI)	105,920	1,836,653
Regency Centers Corp.	139,656	10,065,008
Retail Opportunity Investments Corp.	145,508	2,926,166
Saul Centers, Inc.	15,731	951,411
Seritage Growth Properties (a)	30,410	1,385,176
Urban Edge Properties	122,258	3,155,479
Weingarten Realty Investors (SBI)	157,185	5,691,669
WP Glimcher, Inc.	247,725	2,598,635
		82,946,769
REITs - Storage - 8.1%
CubeSmart	239,632	6,247,206
Extra Space Storage, Inc.	168,123	12,298,197
Life Storage, Inc.	62,010	5,001,107
National Storage Affiliates Trust	47,125	922,708
Public Storage	199,313	42,597,174
		67,066,392
REITs - Warehouse/Industrial - 6.2%
DCT Industrial Trust, Inc.	120,491	5,632,954
EastGroup Properties, Inc.	43,958	2,985,188
First Industrial Realty Trust, Inc.	156,192	4,125,031
Prologis, Inc.	704,296	36,736,079
Rexford Industrial Realty, Inc.	88,250	1,858,545
		51,337,797
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)

(Cost $781,253,138)		826,246,980

	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.54% 3/2/17 (c)
(Cost $249,548)	250,000	249,705
	Shares	Value

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 0.41% (d)	1,604,919	$1,605,401
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	67,899,620	67,913,200
TOTAL MONEY MARKET FUNDS
(Cost $69,516,735)		69,518,601
TOTAL INVESTMENT PORTFOLIO - 108.2%
(Cost $851,019,421)		896,015,286
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(67,807,517)
NET ASSETS - 100%		$828,207,769

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
19 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	2,014,095	$(5,451)

The face value of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $73,913.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,924
Fidelity Securities Lending Cash Central Fund	17,459
Total	$23,383

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$826,246,980	$826,246,980	$--	$--
U.S. Treasury Obligations	249,705	--	249,705	--
Money Market Funds	69,518,601	69,518,601	--	--
Total Investments in Securities:	$896,015,286	$895,765,581	$249,705	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(5,451)	$(5,451)	$--	$--
Total Liabilities	$(5,451)	$(5,451)	$--	$--
Total Derivative Instruments:	$(5,451)	$(5,451)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $853,735,122. Net unrealized appreciation aggregated $42,280,164, of which $87,384,626 related to appreciated investment securities and $45,104,462 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Real Estate Index Fund

October 31, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV8-QTLY-1216
1.9867773.100

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.3%
REITs - Apartments - 18.1%
American Campus Communities, Inc.	19,774	$1,030,423
American Homes 4 Rent Class A	32,832	693,084
Apartment Investment & Management Co. Class A	23,708	1,044,812
AvalonBay Communities, Inc.	20,740	3,550,273
Camden Property Trust (SBI)	13,233	1,077,696
Colony Starwood Homes	7,503	217,662
Education Realty Trust, Inc.	11,022	469,427
Equity Residential (SBI)	55,252	3,411,811
Essex Property Trust, Inc.	9,902	2,119,919
Independence Realty Trust, Inc.	9,413	78,410
Mid-America Apartment Communities, Inc.	11,427	1,059,854
Monogram Residential Trust, Inc.	25,166	265,250
Post Properties, Inc.	8,072	531,057
Silver Bay Realty Trust Corp.	5,339	89,428
UDR, Inc.	40,354	1,411,179
		17,050,285
REITs - Diversified - 10.2%
Apple Hospitality (REIT), Inc.	23,591	425,346
Cousins Properties, Inc.	52,051	404,436
Digital Realty Trust, Inc.	22,182	2,072,464
Duke Realty LP	53,028	1,386,682
DuPont Fabros Technology, Inc.	11,399	465,193
Forest City Realty Trust, Inc.	32,641	704,719
Liberty Property Trust (SBI)	22,140	895,120
NexPoint Residential Trust, Inc.	2,663	49,638
PS Business Parks, Inc.	2,943	323,112
TIER REIT, Inc.	7,202	106,230
Vornado Realty Trust	26,006	2,412,837
Washington REIT (SBI)	11,110	326,856
		9,572,633
REITs - Health Care - 12.5%
Care Capital Properties, Inc.	12,666	336,536
HCP, Inc.	70,694	2,421,270
Healthcare Realty Trust, Inc.	17,482	557,501
LTC Properties, Inc.	5,917	296,501
Senior Housing Properties Trust (SBI)	35,832	762,147
Universal Health Realty Income Trust (SBI)	1,886	110,708
Ventas, Inc.	53,111	3,598,270
Welltower, Inc.	54,055	3,704,389
		11,787,322
REITs - Hotels - 5.0%
Ashford Hospitality Prime, Inc.	3,870	50,155
Ashford Hospitality Trust, Inc.	12,044	69,976
DiamondRock Hospitality Co.	30,310	277,337
FelCor Lodging Trust, Inc.	19,394	123,928
Hersha Hospitality Trust	6,402	114,084
Hospitality Properties Trust (SBI)	24,776	677,871
Host Hotels & Resorts, Inc.	112,242	1,737,506
LaSalle Hotel Properties (SBI)	17,059	405,151
Pebblebrook Hotel Trust	10,872	263,972
RLJ Lodging Trust	18,758	369,908
Sunstone Hotel Investors, Inc.	32,678	410,436
Xenia Hotels & Resorts, Inc.	16,236	253,444
		4,753,768
REITs - Manufactured Homes - 1.8%
Equity Lifestyle Properties, Inc.	12,098	917,512
Sun Communities, Inc.	9,426	725,142
		1,642,654
REITs - Office Property - 12.6%
Alexandria Real Estate Equities, Inc.	11,786	1,270,649
Boston Properties, Inc.	23,257	2,802,003
Brandywine Realty Trust (SBI)	26,420	409,510
Columbia Property Trust, Inc.	18,628	392,678
Corporate Office Properties Trust (SBI)	14,298	381,614
Douglas Emmett, Inc.	21,649	790,189
Easterly Government Properties, Inc.	3,607	68,425
Equity Commonwealth (a)	18,940	572,177
First Potomac Realty Trust	8,771	78,237
Franklin Street Properties Corp.	16,041	185,594
Highwoods Properties, Inc. (SBI)	14,879	738,445
Hudson Pacific Properties, Inc.	16,026	538,794
Kilroy Realty Corp.	13,936	1,001,023
Mack-Cali Realty Corp.	13,527	347,373
New York (REIT), Inc.	25,023	235,717
Parkway, Inc. (a)	6,499	117,114
Piedmont Office Realty Trust, Inc. Class A	21,913	448,778
SL Green Realty Corp.	15,148	1,487,837
		11,866,157
REITs - Regional Malls - 14.8%
CBL & Associates Properties, Inc.	25,770	275,739
General Growth Properties, Inc.	88,207	2,200,765
Pennsylvania Real Estate Investment Trust (SBI)	10,489	204,640
Simon Property Group, Inc.	47,488	8,830,869
Tanger Factory Outlet Centers, Inc.	14,493	504,356
Taubman Centers, Inc.	9,113	660,328
The Macerich Co.	18,236	1,290,744
		13,967,441
REITs - Shopping Centers - 10.1%
Acadia Realty Trust (SBI)	12,015	404,785
Brixmor Property Group, Inc.	39,203	996,540
Cedar Shopping Centers, Inc.	11,460	77,584
DDR Corp.	46,368	708,967
Equity One, Inc.	13,884	395,694
Federal Realty Investment Trust (SBI)	10,716	1,556,285
Kimco Realty Corp.	63,459	1,688,644
Kite Realty Group Trust	12,582	313,669
Ramco-Gershenson Properties Trust (SBI)	11,957	207,334
Regency Centers Corp.	15,809	1,139,355
Retail Opportunity Investments Corp.	16,426	330,327
Saul Centers, Inc.	1,776	107,412
Seritage Growth Properties	3,433	156,373
Urban Edge Properties	13,801	356,204
Weingarten Realty Investors (SBI)	17,744	642,510
WP Glimcher, Inc.	27,966	293,363
		9,375,046
REITs - Storage - 8.0%
CubeSmart	27,052	705,246
Extra Space Storage, Inc.	18,999	1,389,777
Life Storage, Inc.	7,000	564,550
National Storage Affiliates Trust	5,320	104,166
Public Storage	22,534	4,815,966
		7,579,705
REITs - Warehouse/Industrial - 6.2%
DCT Industrial Trust, Inc.	13,602	635,894
EastGroup Properties, Inc.	4,962	336,969
First Industrial Realty Trust, Inc.	17,632	465,661
Prologis, Inc.	79,592	4,151,519
Rexford Industrial Realty, Inc.	9,963	209,821
		5,799,864
TOTAL COMMON STOCKS
(Cost $101,749,357)		93,394,875

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.41% (b)
(Cost $607,614)	607,437	607,619
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $102,356,971)		94,002,494
NET OTHER ASSETS (LIABILITIES) - 0.0%(c)		44,013
NET ASSETS - 100%		$94,046,507

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
6 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	636,030	$(5,853)

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $27,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$379
Total	$379

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $102,374,539. Net unrealized depreciation aggregated $8,372,045, of which $696,233 related to appreciated investment securities and $9,068,278 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

October 31, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV3-QTLY-1216
1.9867678.101

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.2%
Gentex Corp.	69,964	$1,183,091
Hertz Global Holdings, Inc. (a)	17,822	590,799
Lear Corp.	18,248	2,240,489
The Goodyear Tire & Rubber Co.	65,803	1,910,261
Visteon Corp.	8,436	595,666
		6,520,306
Automobiles - 0.2%
Thor Industries, Inc.	11,886	942,679
Distributors - 0.2%
Pool Corp.	9,971	923,115
Diversified Consumer Services - 0.8%
Graham Holdings Co.	1,070	508,250
H&R Block, Inc. (b)	55,494	1,274,697
Service Corp. International	46,345	1,186,432
ServiceMaster Global Holdings, Inc. (a)	33,490	1,198,607
		4,167,986
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	59,852	2,228,290
Brinker International, Inc. (b)	13,682	673,702
Choice Hotels International, Inc.	8,143	394,528
Domino's Pizza, Inc.	12,331	2,086,898
Dunkin' Brands Group, Inc. (b)	22,650	1,095,354
Extended Stay America, Inc. unit	18,189	260,103
Hyatt Hotels Corp. Class A (a)(b)	5,897	299,509
International Game Technology PLC	23,233	667,252
Panera Bread Co. Class A (a)(b)	5,518	1,052,614
Six Flags Entertainment Corp.	17,673	983,502
U.S. Foods Holding Corp.	11,029	249,255
Vail Resorts, Inc.	9,591	1,529,189
Wendy's Co. (b)	51,782	561,317
		12,081,513
Household Durables - 2.1%
CalAtlantic Group, Inc. (b)	18,451	596,336
Harman International Industries, Inc.	17,397	1,386,715
Leggett & Platt, Inc.	32,742	1,502,203
Lennar Corp.:
Class A	44,702	1,863,626
Class B	2,394	80,247
NVR, Inc. (a)	864	1,315,872
PulteGroup, Inc.	85,138	1,583,567
Tempur Sealy International, Inc. (a)(b)	13,150	711,021
Toll Brothers, Inc. (a)	38,192	1,047,988
Tupperware Brands Corp.	12,404	738,286
		10,825,861
Internet & Direct Marketing Retail - 0.3%
Groupon, Inc. Class A (a)(b)	90,451	360,899
Liberty Interactive Corp. (Venture Group) Series A (a)	32,879	1,311,872
		1,672,771
Leisure Products - 0.5%
Brunswick Corp.	22,343	971,921
Polaris Industries, Inc. (b)	14,872	1,139,344
Vista Outdoor, Inc. (a)	14,977	579,161
		2,690,426
Media - 1.9%
AMC Networks, Inc. Class A (a)	14,722	720,347
Cable One, Inc.	1,159	668,442
Cinemark Holdings, Inc.	26,171	1,041,606
Clear Channel Outdoor Holding, Inc. Class A	8,530	49,048
Interpublic Group of Companies, Inc.	99,223	2,221,603
John Wiley & Sons, Inc. Class A	10,958	565,433
Lions Gate Entertainment Corp. (b)	23,164	471,619
Live Nation Entertainment, Inc. (a)	32,393	896,314
Regal Entertainment Group Class A (b)	19,967	429,490
Starz Series A (a)	20,819	654,966
Tegna, Inc.	53,785	1,055,262
The Madison Square Garden Co. (a)	4,799	794,187
Tribune Media Co. Class A (b)	19,169	624,909
		10,193,226
Multiline Retail - 0.2%
Dillard's, Inc. Class A	4,690	287,497
JC Penney Corp., Inc. (a)(b)	75,982	652,685
		940,182
Specialty Retail - 2.5%
AutoNation, Inc. (a)(b)	16,066	704,815
Burlington Stores, Inc. (a)	17,353	1,300,434
Cabela's, Inc. Class A (a)	12,365	761,808
CST Brands, Inc.	18,391	883,136
Dick's Sporting Goods, Inc.	21,575	1,200,649
Foot Locker, Inc.	33,359	2,227,380
GameStop Corp. Class A (b)	25,253	607,335
Michaels Companies, Inc. (a)	22,954	533,681
Murphy U.S.A., Inc. (a)	9,141	628,718
Penske Automotive Group, Inc.	9,482	424,320
Sally Beauty Holdings, Inc. (a)(b)	36,120	936,953
Staples, Inc.	159,305	1,178,857
Urban Outfitters, Inc. (a)(b)	22,055	737,740
Williams-Sonoma, Inc. (b)	21,831	1,009,029
		13,134,855
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	12,368	1,067,853
Kate Spade & Co. (a)	31,602	529,334
lululemon athletica, Inc. (a)(b)	23,998	1,373,886
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,191	676,977
		3,648,050

TOTAL CONSUMER DISCRETIONARY		67,740,970

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	9,602	1,084,930
Manitowoc Foodservice, Inc. (a)	31,202	471,462
Rite Aid Corp. (a)	254,174	1,705,508
Sprouts Farmers Market LLC (a)(b)	34,479	763,710
		4,025,610
Food Products - 2.0%
Blue Buffalo Pet Products, Inc. (a)(b)	14,731	370,043
Flowers Foods, Inc. (b)	42,671	662,254
Ingredion, Inc.	17,735	2,326,300
Pilgrim's Pride Corp. (b)	14,622	319,344
Pinnacle Foods, Inc.	28,540	1,467,527
Post Holdings, Inc. (a)	15,842	1,207,636
The Hain Celestial Group, Inc. (a)	25,142	914,415
TreeHouse Foods, Inc. (a)(b)	13,535	1,184,042
WhiteWave Foods Co. (a)	42,945	2,340,073
		10,791,634
Household Products - 0.3%
Energizer Holdings, Inc.	15,176	705,836
Spectrum Brands Holdings, Inc. (b)	6,069	820,772
		1,526,608
Personal Products - 1.1%
Coty, Inc. Class A (b)	112,814	2,593,594
Edgewell Personal Care Co. (a)	14,570	1,098,578
Herbalife Ltd. (a)(b)	18,218	1,105,468
Nu Skin Enterprises, Inc. Class A	13,582	837,330
		5,634,970

TOTAL CONSUMER STAPLES		21,978,822

ENERGY - 5.4%
Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc. (b)	15,883	261,911
Dril-Quip, Inc. (a)	9,338	443,555
Ensco PLC Class A	74,490	582,512
FMC Technologies, Inc. (a)	55,728	1,798,343
Frank's International NV (b)	8,730	98,213
Nabors Industries Ltd.	68,032	809,581
Noble Corp. (b)	59,752	295,175
Oceaneering International, Inc. (b)	24,182	575,532
Patterson-UTI Energy, Inc. (b)	35,652	801,457
Rowan Companies PLC	31,033	411,808
RPC, Inc.	14,399	248,671
Superior Energy Services, Inc. (b)	37,119	525,605
Transocean Ltd. (United States) (a)(b)	85,273	819,474
Weatherford International Ltd. (a)	220,603	1,063,306
		8,735,143
Oil, Gas & Consumable Fuels - 3.7%
Chesapeake Energy Corp. (a)(b)	150,336	828,351
CONSOL Energy, Inc. (b)	56,064	950,285
Diamondback Energy, Inc. (a)	19,265	1,758,702
Energen Corp.	23,954	1,200,814
Gulfport Energy Corp. (a)	30,999	747,386
HollyFrontier Corp. (b)	40,037	998,923
Kosmos Energy Ltd. (a)	38,765	201,966
Laredo Petroleum, Inc. (a)	35,475	422,862
Murphy Oil Corp. (b)	40,316	1,042,975
Newfield Exploration Co. (a)	49,065	1,991,548
Parsley Energy, Inc. Class A (a)	40,106	1,319,487
PBF Energy, Inc. Class A (b)	24,149	526,448
QEP Resources, Inc.	58,997	948,082
Rice Energy, Inc. (a)	38,073	841,033
SM Energy Co.	21,201	712,990
Southwestern Energy Co. (a)(b)	121,087	1,258,094
Targa Resources Corp.	38,571	1,693,267
Whiting Petroleum Corp. (a)(b)	49,775	410,146
World Fuel Services Corp.	17,073	687,188
WPX Energy, Inc. (a)	82,206	892,757
		19,433,304

TOTAL ENERGY		28,168,447

FINANCIALS - 14.5%
Banks - 3.9%
Associated Banc-Corp.	36,835	747,751
Bank of Hawaii Corp. (b)	10,475	787,196
BankUnited, Inc.	24,513	714,309
BOK Financial Corp. (b)	6,333	449,770
Commerce Bancshares, Inc. (b)	20,529	1,022,755
Cullen/Frost Bankers, Inc. (b)	13,117	996,761
East West Bancorp, Inc.	35,442	1,400,313
First Hawaiian, Inc.	6,018	164,171
First Horizon National Corp.	56,911	876,999
Huntington Bancshares, Inc.	265,870	2,818,204
PacWest Bancorp	29,308	1,271,674
Peoples United Financial, Inc.	76,369	1,240,233
Popular, Inc.	25,293	918,136
Signature Bank (a)	13,049	1,573,187
SVB Financial Group (a)	12,789	1,563,711
Synovus Financial Corp.	30,736	1,016,440
TCF Financial Corp.	38,775	554,483
Western Alliance Bancorp. (a)	23,049	861,111
Zions Bancorporation	49,730	1,601,803
		20,579,007
Capital Markets - 3.2%
Artisan Partners Asset Management, Inc.	9,189	238,914
CBOE Holdings, Inc. (b)	20,005	1,264,516
E*TRADE Financial Corp. (a)	68,993	1,942,843
Eaton Vance Corp. (non-vtg.)	27,096	949,986
FactSet Research Systems, Inc.	9,882	1,528,943
Federated Investors, Inc. Class B (non-vtg.)	23,074	622,998
Lazard Ltd. Class A	31,472	1,147,469
Legg Mason, Inc.	25,976	746,031
LPL Financial (b)	21,225	657,126
MarketAxess Holdings, Inc.	9,053	1,364,830
Morningstar, Inc.	4,419	312,114
MSCI, Inc.	22,494	1,803,794
NorthStar Asset Management Group, Inc.	45,564	624,227
Raymond James Financial, Inc.	31,232	1,877,668
SEI Investments Co.	31,548	1,398,523
		16,479,982
Consumer Finance - 0.5%
Credit Acceptance Corp. (a)(b)	2,038	375,196
Navient Corp.	81,275	1,038,695
OneMain Holdings, Inc. (a)(b)	13,070	370,404
Santander Consumer U.S.A. Holdings, Inc. (a)	26,053	317,847
SLM Corp. (a)	105,216	741,773
		2,843,915
Diversified Financial Services - 0.0%
Donnelley Financial Solutions, Inc. (a)	6,432	137,958
Insurance - 5.8%
Alleghany Corp. (a)	3,674	1,896,556
Allied World Assurance Co. Holdings AG	21,605	928,583
American Financial Group, Inc.	16,889	1,258,231
American National Insurance Co.	1,812	212,294
AmTrust Financial Services, Inc.	21,800	575,302
Arch Capital Group Ltd. (a)	28,333	2,209,124
Arthur J. Gallagher & Co.	43,360	2,091,253
Aspen Insurance Holdings Ltd.	14,843	716,175
Assurant, Inc.	15,258	1,228,574
Assured Guaranty Ltd.	32,862	982,245
Axis Capital Holdings Ltd.	22,587	1,286,781
Brown & Brown, Inc.	28,751	1,059,762
Endurance Specialty Holdings Ltd.	15,787	1,451,615
Erie Indemnity Co. Class A	6,021	616,490
Everest Re Group Ltd.	10,353	2,107,043
First American Financial Corp.	26,328	1,028,372
Hanover Insurance Group, Inc.	10,443	795,652
Mercury General Corp.	6,722	366,147
Old Republic International Corp.	59,708	1,006,677
ProAssurance Corp.	12,975	691,568
Reinsurance Group of America, Inc.	15,781	1,702,139
RenaissanceRe Holdings Ltd.	10,441	1,297,712
Torchmark Corp.	29,360	1,861,718
Validus Holdings Ltd.	18,562	948,518
W.R. Berkley Corp.	23,668	1,351,443
White Mountains Insurance Group Ltd.	1,161	963,305
		30,633,279
Mortgage Real Estate Investment Trusts - 1.0%
Agnc Investment Corp.	81,964	1,644,198
Chimera Investment Corp.	46,298	725,490
MFA Financial, Inc.	91,375	667,951
Starwood Property Trust, Inc.	57,267	1,273,618
Two Harbors Investment Corp.	85,420	711,549
		5,022,806
Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	14,098	251,226

TOTAL FINANCIALS		75,948,173

HEALTH CARE - 9.5%
Biotechnology - 1.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	23,629	550,792
Agios Pharmaceuticals, Inc. (a)(b)	7,652	366,072
Alkermes PLC (a)	37,154	1,872,933
Alnylam Pharmaceuticals, Inc. (a)(b)	18,486	658,102
Intercept Pharmaceuticals, Inc. (a)(b)	4,053	501,518
Intrexon Corp. (a)(b)	13,666	356,683
Ionis Pharmaceuticals, Inc. (a)	29,742	772,697
Juno Therapeutics, Inc. (a)(b)	15,509	376,714
Neurocrine Biosciences, Inc. (a)	21,230	929,237
Opko Health, Inc. (a)(b)	79,457	748,485
Seattle Genetics, Inc. (a)(b)	23,762	1,228,495
United Therapeutics Corp. (a)(b)	10,884	1,306,842
		9,668,570
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	9,803	1,029,217
Alere, Inc. (a)	21,353	954,052
Align Technology, Inc. (a)	17,834	1,532,297
DexCom, Inc. (a)(b)	20,306	1,588,741
Hill-Rom Holdings, Inc.	16,168	895,869
Hologic, Inc. (a)	68,971	2,483,646
IDEXX Laboratories, Inc. (a)	21,935	2,350,116
ResMed, Inc.	34,411	2,056,745
Teleflex, Inc.	10,788	1,544,086
The Cooper Companies, Inc.	11,740	2,066,710
West Pharmaceutical Services, Inc.	17,732	1,348,164
		17,849,643
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)(b)	17,996	647,136
AmSurg Corp. (a)(b)	13,291	794,137
Brookdale Senior Living, Inc. (a)	45,483	656,320
Envision Healthcare Holdings, Inc. (a)	45,969	909,267
LifePoint Hospitals, Inc. (a)(b)	9,946	595,268
MEDNAX, Inc. (a)	22,628	1,385,965
Patterson Companies, Inc. (b)	20,709	884,481
Premier, Inc. (a)	11,287	359,378
Tenet Healthcare Corp. (a)	19,803	390,317
VCA, Inc. (a)	19,201	1,180,093
Wellcare Health Plans, Inc. (a)	10,934	1,241,118
		9,043,480
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	46,088	553,517
athenahealth, Inc. (a)(b)	9,618	993,732
Inovalon Holdings, Inc. Class A (a)(b)	14,571	198,166
Veeva Systems, Inc. Class A (a)(b)	23,717	921,405
		2,666,820
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	5,125	810,160
Bio-Techne Corp.	9,074	943,605
Bruker Corp.	25,827	529,195
Charles River Laboratories International, Inc. (a)	11,530	874,896
PerkinElmer, Inc.	26,819	1,364,819
QIAGEN NV (a)	56,372	1,374,349
Quintiles Transnational Holdings, Inc. (a)	34,730	2,491,530
VWR Corp. (a)	19,252	529,623
		8,918,177
Pharmaceuticals - 0.3%
Akorn, Inc. (a)(b)	20,723	496,316
Endo International PLC (a)(b)	50,578	948,338
Patheon NV	8,056	204,542
		1,649,196

TOTAL HEALTH CARE		49,795,886

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.7%
BE Aerospace, Inc.	25,225	1,501,392
BWX Technologies, Inc.	23,037	903,511
HEICO Corp.	4,799	324,220
HEICO Corp. Class A	9,441	566,460
Hexcel Corp.	22,892	1,041,357
Huntington Ingalls Industries, Inc.	11,502	1,855,963
Orbital ATK, Inc.	14,412	1,071,676
Spirit AeroSystems Holdings, Inc. Class A	32,716	1,647,578
		8,912,157
Airlines - 1.0%
Alaska Air Group, Inc.	29,580	2,136,268
Copa Holdings SA Class A (b)	7,690	709,249
JetBlue Airways Corp. (a)	79,574	1,390,954
Spirit Airlines, Inc. (a)(b)	17,625	844,766
		5,081,237
Building Products - 1.7%
A.O. Smith Corp.	36,011	1,626,617
Allegion PLC	23,711	1,513,710
Armstrong World Industries, Inc. (a)(b)	11,466	429,975
Fortune Brands Home & Security, Inc. (b)	37,751	2,062,337
Lennox International, Inc.	9,805	1,430,451
Owens Corning	28,332	1,382,035
USG Corp. (a)(b)	21,521	541,899
		8,987,024
Commercial Services & Supplies - 1.1%
Clean Harbors, Inc. (a)(b)	12,921	611,422
Copart, Inc. (a)	24,155	1,267,413
Covanta Holding Corp.	28,781	431,715
KAR Auction Services, Inc.	34,023	1,448,699
LSC Communications, Inc.	6,415	155,500
Pitney Bowes, Inc.	46,620	831,701
R.R. Donnelley & Sons Co.	17,151	304,430
Rollins, Inc.	23,682	729,879
		5,780,759
Construction & Engineering - 1.1%
AECOM (a)(b)	37,624	1,047,828
Chicago Bridge & Iron Co. NV	25,754	824,643
Jacobs Engineering Group, Inc. (a)	29,588	1,526,149
KBR, Inc.	35,236	521,845
Quanta Services, Inc. (a)	35,594	1,023,328
Valmont Industries, Inc.	5,484	701,678
		5,645,471
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	13,557	1,416,978
Regal Beloit Corp.	10,995	649,805
SolarCity Corp. (a)(b)	16,155	316,638
		2,383,421
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	15,464	1,621,400
ITT, Inc.	22,310	785,758
		2,407,158
Machinery - 4.6%
AGCO Corp.	17,195	878,321
Allison Transmission Holdings, Inc.	34,953	1,023,773
Colfax Corp. (a)	24,274	771,670
Crane Co.	12,022	817,616
Donaldson Co., Inc.	31,345	1,144,719
Flowserve Corp.	32,105	1,359,647
Graco, Inc.	13,645	1,022,011
IDEX Corp.	18,775	1,622,911
Lincoln Electric Holdings, Inc.	15,091	993,441
Middleby Corp. (a)	13,988	1,568,195
Nordson Corp.	14,089	1,410,732
Oshkosh Corp.	17,977	961,770
Snap-On, Inc.	14,294	2,202,705
Terex Corp.	26,122	623,793
Timken Co.	17,369	574,045
Toro Co.	26,397	1,263,888
Trinity Industries, Inc.	36,881	787,409
WABCO Holdings, Inc. (a)	13,052	1,285,100
Wabtec Corp.	21,259	1,643,533
Xylem, Inc.	44,218	2,137,056
		24,092,335
Marine - 0.1%
Kirby Corp. (a)	13,033	768,295
Professional Services - 0.8%
Dun & Bradstreet Corp.	8,983	1,121,528
Manpower, Inc.	17,618	1,353,062
Robert Half International, Inc.	31,482	1,178,056
TransUnion Holding Co., Inc. (a)	13,090	408,932
		4,061,578
Road & Rail - 1.0%
AMERCO	1,511	487,131
Avis Budget Group, Inc. (a)	20,651	668,266
Genesee & Wyoming, Inc. Class A (a)	13,976	949,529
Landstar System, Inc.	10,417	741,170
Old Dominion Freight Lines, Inc. (a)(b)	16,668	1,244,766
Ryder System, Inc.	13,215	916,989
		5,007,851
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A (b)	23,776	719,462
HD Supply Holdings, Inc. (a)	49,690	1,639,770
Herc Holdings, Inc. (a)	5,941	178,753
MSC Industrial Direct Co., Inc. Class A	11,700	851,760
United Rentals, Inc. (a)(b)	21,813	1,650,372
Watsco, Inc.	6,414	880,578
WESCO International, Inc. (a)	11,961	648,286
		6,568,981
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC	18,443	1,508,822

TOTAL INDUSTRIALS		81,205,089

INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)(b)	9,633	816,397
Arris International PLC (a)	46,584	1,294,104
Brocade Communications Systems, Inc.	98,904	1,048,382
CommScope Holding Co., Inc. (a)	31,625	966,144
EchoStar Holding Corp. Class A (a)	11,223	524,563
		4,649,590
Electronic Equipment & Components - 3.0%
Arrow Electronics, Inc. (a)	22,458	1,372,633
Avnet, Inc.	31,663	1,328,263
CDW Corp.	40,191	1,804,978
Cognex Corp.	20,062	1,035,199
Dolby Laboratories, Inc. Class A	12,527	596,160
Fitbit, Inc. (a)(b)	31,132	412,810
FLIR Systems, Inc.	33,855	1,114,507
Ingram Micro, Inc. Class A	35,834	1,333,025
IPG Photonics Corp. (a)(b)	8,727	846,606
Jabil Circuit, Inc.	46,181	985,503
Keysight Technologies, Inc. (a)	42,390	1,390,392
National Instruments Corp.	25,542	717,475
Trimble, Inc. (a)	62,190	1,718,932
VeriFone Systems, Inc. (a)	27,028	418,393
Zebra Technologies Corp. Class A (a)(b)	12,805	843,081
		15,917,957
Internet Software & Services - 1.3%
CommerceHub, Inc.:
Series A, (a)	3,260	48,965
Series C, (a)	6,958	104,718
CoStar Group, Inc. (a)	7,891	1,476,564
GoDaddy, Inc. (a)(b)	11,498	411,513
IAC/InterActiveCorp	17,380	1,119,967
Match Group, Inc. (a)(b)	7,153	129,183
Pandora Media, Inc. (a)(b)	54,356	615,853
Rackspace Hosting, Inc. (a)	26,509	846,697
Twilio, Inc. Class A	2,858	97,515
Yelp, Inc. (a)(b)	16,821	549,374
Zillow Group, Inc.:
Class A (a)(b)	12,633	417,268
Class C (a)(b)	25,332	845,076
		6,662,693
IT Services - 3.0%
Black Knight Financial Services, Inc. Class A (a)(b)	5,717	224,964
Booz Allen Hamilton Holding Corp. Class A	28,055	854,836
Broadridge Financial Solutions, Inc.	29,098	1,881,477
CoreLogic, Inc. (a)	21,829	929,042
CSRA, Inc.	40,388	1,013,335
DST Systems, Inc.	8,114	780,242
Euronet Worldwide, Inc. (a)	12,313	979,499
Gartner, Inc. (a)	19,750	1,699,290
Genpact Ltd. (a)	37,151	854,101
Jack Henry & Associates, Inc.	19,454	1,576,163
Leidos Holdings, Inc.	32,601	1,355,224
Sabre Corp.	51,178	1,321,928
Square, Inc. (a)(b)	12,772	143,046
Teradata Corp. (a)(b)	32,012	863,044
WEX, Inc. (a)	9,526	1,039,287
		15,515,478
Semiconductors & Semiconductor Equipment - 1.1%
Cree, Inc. (a)(b)	24,542	547,287
Cypress Semiconductor Corp. (b)	76,975	767,441
First Solar, Inc. (a)(b)	18,690	756,758
Marvell Technology Group Ltd.	99,450	1,295,834
ON Semiconductor Corp. (a)	101,835	1,188,414
SunPower Corp. (a)(b)	14,228	103,011
Teradyne, Inc.	50,141	1,167,784
		5,826,529
Software - 3.8%
ANSYS, Inc. (a)	21,735	1,985,492
Atlassian Corp. PLC	6,438	172,925
Cadence Design Systems, Inc. (a)	73,899	1,890,336
FireEye, Inc. (a)(b)	37,390	434,472
Fortinet, Inc. (a)	35,779	1,147,075
Guidewire Software, Inc. (a)	17,870	1,026,632
Manhattan Associates, Inc. (a)	17,706	896,632
NetSuite, Inc. (a)(b)	9,828	915,183
Nuance Communications, Inc. (a)	55,173	773,525
Parametric Technology Corp. (a)	28,154	1,335,626
Splunk, Inc. (a)(b)	32,362	1,947,869
SS&C Technologies Holdings, Inc. (b)	41,557	1,326,915
Synopsys, Inc. (a)	37,359	2,215,762
Tableau Software, Inc. (a)	13,570	652,039
Tyler Technologies, Inc. (a)	8,161	1,309,024
Ultimate Software Group, Inc. (a)	6,784	1,431,356
Zynga, Inc. (a)	179,151	503,414
		19,964,277
Technology Hardware, Storage & Peripherals - 0.3%
Lexmark International, Inc. Class A	15,275	606,265
NCR Corp. (a)	30,513	1,069,481
		1,675,746

TOTAL INFORMATION TECHNOLOGY		70,212,270

MATERIALS - 6.8%
Chemicals - 2.6%
Albemarle Corp. U.S.	27,669	2,311,745
Ashland Global Holdings, Inc.	15,342	1,714,162
Axalta Coating Systems (a)	40,675	1,021,756
Cabot Corp.	15,094	787,001
Huntsman Corp.	48,942	829,567
NewMarket Corp.	1,817	728,453
Platform Specialty Products Corp. (a)(b)	48,113	350,744
RPM International, Inc.	32,208	1,531,168
The Scotts Miracle-Gro Co. Class A	11,147	981,939
Valspar Corp.	19,383	1,930,547
W.R. Grace & Co.	17,405	1,165,439
Westlake Chemical Corp.	9,360	484,754
		13,837,275
Construction Materials - 0.2%
Eagle Materials, Inc.	11,546	934,880
Containers & Packaging - 2.8%
Aptargroup, Inc.	15,315	1,094,104
Avery Dennison Corp.	21,989	1,534,612
Bemis Co., Inc.	23,285	1,134,445
Berry Plastics Group, Inc. (a)	29,858	1,306,288
Crown Holdings, Inc. (a)	33,248	1,803,704
Graphic Packaging Holding Co.	78,772	984,650
Owens-Illinois, Inc. (a)	39,821	768,545
Packaging Corp. of America	23,086	1,904,595
Sealed Air Corp.	48,552	2,215,428
Silgan Holdings, Inc. (b)	10,070	513,067
Sonoco Products Co.	24,537	1,233,966
		14,493,404
Metals & Mining - 1.1%
Compass Minerals International, Inc. (b)	8,319	597,720
Reliance Steel & Aluminum Co.	17,169	1,180,884
Royal Gold, Inc.	16,063	1,105,456
Steel Dynamics, Inc.	57,978	1,592,076
Tahoe Resources, Inc.	74,261	890,268
United States Steel Corp. (b)	38,005	735,017
		6,101,421
Paper & Forest Products - 0.1%
Domtar Corp.	15,399	553,594

TOTAL MATERIALS		35,920,574

REAL ESTATE - 12.1%
Equity Real Estate Investment Trusts (REITs) - 11.6%
Alexandria Real Estate Equities, Inc. (b)	19,042	2,052,918
American Campus Communities, Inc.	32,278	1,682,007
American Homes 4 Rent Class A	41,109	867,811
Apartment Investment & Management Co. Class A	38,491	1,696,298
Apple Hospitality (REIT), Inc.	40,585	731,748
Brandywine Realty Trust (SBI)	42,480	658,440
Brixmor Property Group, Inc.	47,250	1,201,095
Camden Property Trust (SBI) (b)	21,108	1,719,036
Care Capital Properties, Inc.	20,711	550,291
Columbia Property Trust, Inc.	30,547	643,931
Communications Sales & Leasing, Inc.	30,167	857,648
Corporate Office Properties Trust (SBI)	23,321	622,437
Corrections Corp. of America	28,857	416,984
CubeSmart	43,833	1,142,726
CyrusOne, Inc.	17,458	778,801
DCT Industrial Trust, Inc.	22,240	1,039,720
DDR Corp.	76,009	1,162,178
Douglas Emmett, Inc. (b)	34,539	1,260,674
Duke Realty LP	85,522	2,236,400
Empire State Realty Trust, Inc.	29,970	586,513
EPR Properties	15,577	1,132,759
Equity Commonwealth (a)	30,147	910,741
Equity Lifestyle Properties, Inc.	18,873	1,431,328
Equity One, Inc.	22,601	644,129
Forest City Realty Trust, Inc.	56,431	1,218,345
Gaming & Leisure Properties	46,241	1,518,092
Healthcare Trust of America, Inc.	33,397	1,021,948
Highwoods Properties, Inc. (SBI)	23,660	1,174,246
Hospitality Properties Trust (SBI)	39,662	1,085,152
Iron Mountain, Inc. (b)	64,328	2,169,783
Kilroy Realty Corp.	22,358	1,605,975
Lamar Advertising Co. Class A	20,261	1,285,560
Liberty Property Trust (SBI) (b)	36,102	1,459,604
Life Storage, Inc.	11,285	910,135
Mid-America Apartment Communities, Inc. (b)	18,607	1,725,799
National Retail Properties, Inc.	35,298	1,610,295
NorthStar Realty Finance Corp.	44,338	643,788
Omega Healthcare Investors, Inc.	45,480	1,447,628
Outfront Media, Inc.	34,102	733,534
Paramount Group, Inc.	44,500	691,975
Piedmont Office Realty Trust, Inc. Class A (b)	35,764	732,447
Post Properties, Inc.	13,007	855,731
Rayonier, Inc.	30,304	812,753
Regency Centers Corp.	25,469	1,835,551
Retail Properties America, Inc.	58,658	913,305
Senior Housing Properties Trust (SBI)	58,154	1,236,936
Spirit Realty Capital, Inc.	118,464	1,410,906
Store Capital Corp.	37,261	1,016,853
Sun Communities, Inc.	15,435	1,187,415
Tanger Factory Outlet Centers, Inc.	23,026	801,305
Taubman Centers, Inc.	14,451	1,047,119
Weingarten Realty Investors (SBI)	28,764	1,041,544
WP Carey, Inc.	25,583	1,553,911
		60,774,248
Real Estate Management & Development - 0.5%
Howard Hughes Corp. (a)	8,929	980,672
Jones Lang LaSalle, Inc.	11,120	1,076,972
Realogy Holdings Corp.	35,715	817,516
		2,875,160

TOTAL REAL ESTATE		63,649,408

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Frontier Communications Corp. (b)	288,610	1,160,212
Zayo Group Holdings, Inc. (a)(b)	40,330	1,297,819
		2,458,031
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	23,542	608,325
U.S. Cellular Corp. (a)	3,343	117,172
		725,497

TOTAL TELECOMMUNICATION SERVICES		3,183,528

UTILITIES - 3.9%
Electric Utilities - 1.9%
Alliant Energy Corp.	56,171	2,137,307
Great Plains Energy, Inc.	53,181	1,512,468
Hawaiian Electric Industries, Inc.	26,523	782,429
OGE Energy Corp.	49,188	1,526,796
Pinnacle West Capital Corp.	27,384	2,084,744
Westar Energy, Inc.	34,956	2,003,678
		10,047,422
Gas Utilities - 0.9%
Atmos Energy Corp.	24,993	1,859,229
National Fuel Gas Co.	18,199	953,264
UGI Corp.	42,516	1,968,066
		4,780,559
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. (a)	88,321	1,051,020
NRG Energy, Inc.	77,793	826,940
		1,877,960
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	47,925	1,256,114
Vectren Corp.	20,505	1,031,607
		2,287,721
Water Utilities - 0.3%
Aqua America, Inc.	43,866	1,346,686

TOTAL UTILITIES		20,340,348

TOTAL COMMON STOCKS
(Cost $511,388,309)		518,143,515
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.55% 6/22/17 (c)
(Cost $298,932)	300,000	299,021
	Shares	Value

Money Market Funds - 16.5%
Fidelity Cash Central Fund, 0.41% (d)	8,363,534	$8,366,043
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	78,328,822	78,344,488
TOTAL MONEY MARKET FUNDS
(Cost $86,697,846)		86,710,531
TOTAL INVESTMENT PORTFOLIO - 115.4%
(Cost $598,385,087)		605,153,067
NET OTHER ASSETS (LIABILITIES) - (15.4)%		(80,737,785)
NET ASSETS - 100%		$524,415,282

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
42 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2016	6,328,560	$9,371

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,021.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,070
Fidelity Securities Lending Cash Central Fund	79,609
Total	$89,679

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$67,740,970	$67,740,970	$--	$--
Consumer Staples	21,978,822	21,978,822	--	--
Energy	28,168,447	28,168,447	--	--
Financials	75,948,173	75,948,173	--	--
Health Care	49,795,886	49,795,886	--	--
Industrials	81,205,089	81,205,089	--	--
Information Technology	70,212,270	70,212,270	--	--
Materials	35,920,574	35,920,574	--	--
Real Estate	63,649,408	63,649,408	--	--
Telecommunication Services	3,183,528	3,183,528	--	--
Utilities	20,340,348	20,340,348	--	--
U.S. Government and Government Agency Obligations	299,021	--	299,021	--
Money Market Funds	86,710,531	86,710,531	--	--
Total Investments in Securities:	$605,153,067	$604,854,046	$299,021	$--
Derivative Instruments:
Assets
Futures Contracts	$9,371	$9,371	$--	$--
Total Assets	$9,371	$9,371	$--	$--
Total Derivative Instruments:	$9,371	$9,371	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $603,414,488. Net unrealized appreciation aggregated $1,738,579, of which $32,569,849 related to appreciated investment securities and $30,831,270 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Large Cap Index Fund

October 31, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV9-QTLY-1216
1.9867778.100

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.2%
Adient PLC (a)	878	$39,958
BorgWarner, Inc.	37,479	1,343,247
Delphi Automotive PLC	50,751	3,302,368
The Goodyear Tire & Rubber Co.	48,817	1,417,158
		6,102,731
Automobiles - 0.5%
Ford Motor Co.	725,909	8,522,172
General Motors Co.	264,384	8,354,534
Harley-Davidson, Inc.	33,258	1,896,371
		18,773,077
Distributors - 0.1%
Genuine Parts Co.	27,701	2,509,434
LKQ Corp. (a)	57,126	1,844,027
		4,353,461
Diversified Consumer Services - 0.0%
H&R Block, Inc.	40,749	936,005
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	80,531	3,954,072
Chipotle Mexican Grill, Inc. (a)	5,416	1,953,876
Darden Restaurants, Inc.	23,471	1,520,686
Marriott International, Inc. Class A	59,491	4,087,032
McDonald's Corp.	158,748	17,870,262
Royal Caribbean Cruises Ltd.	31,235	2,401,034
Starbucks Corp.	272,836	14,479,407
Wyndham Worldwide Corp.	20,441	1,345,835
Wynn Resorts Ltd.	14,766	1,396,125
Yum! Brands, Inc.	64,857	5,595,862
		54,604,191
Household Durables - 0.5%
D.R. Horton, Inc.	63,014	1,816,694
Garmin Ltd.	21,430	1,036,355
Harman International Industries, Inc.	12,982	1,034,795
Leggett & Platt, Inc.	24,859	1,140,531
Lennar Corp. Class A	34,935	1,456,440
Mohawk Industries, Inc. (a)	11,727	2,161,286
Newell Brands, Inc.	89,700	4,307,394
PulteGroup, Inc.	57,515	1,069,779
Whirlpool Corp.	14,032	2,102,274
		16,125,548
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	73,199	57,814,034
Expedia, Inc.	22,408	2,895,786
Netflix, Inc. (a)	79,751	9,958,507
Priceline Group, Inc. (a)	9,235	13,614,514
TripAdvisor, Inc. (a)	21,251	1,370,264
		85,653,105
Leisure Products - 0.1%
Hasbro, Inc.	20,999	1,751,527
Mattel, Inc.	63,344	1,997,236
		3,748,763
Media - 2.9%
CBS Corp. Class B	75,678	4,284,888
Charter Communications, Inc. Class A (a)	40,318	10,075,065
Comcast Corp. Class A	446,917	27,628,409
Discovery Communications, Inc.:
Class A (a)	28,038	732,072
Class C (non-vtg.) (a)	41,734	1,047,941
Interpublic Group of Companies, Inc.	74,512	1,668,324
News Corp.:
Class A	70,644	856,205
Class B	22,437	278,219
Omnicom Group, Inc.	43,997	3,511,841
Scripps Networks Interactive, Inc. Class A	17,700	1,139,172
Tegna, Inc.	39,862	782,092
The Walt Disney Co.	275,060	25,495,311
Time Warner, Inc.	144,699	12,876,764
Twenty-First Century Fox, Inc.:
Class A	197,968	5,200,619
Class B	90,574	2,390,248
Viacom, Inc. Class B (non-vtg.)	64,587	2,425,888
		100,393,058
Multiline Retail - 0.5%
Dollar General Corp.	48,216	3,331,243
Dollar Tree, Inc. (a)	43,860	3,313,623
Kohl's Corp.	33,409	1,461,644
Macy's, Inc.	57,385	2,093,979
Nordstrom, Inc.	21,615	1,123,980
Target Corp.	106,948	7,350,536
		18,675,005
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	13,700	1,919,096
AutoNation, Inc. (a)	12,352	541,882
AutoZone, Inc. (a)	5,437	4,035,124
Bed Bath & Beyond, Inc.	28,719	1,160,822
Best Buy Co., Inc.	51,349	1,997,990
CarMax, Inc. (a)	35,616	1,778,663
Foot Locker, Inc.	25,174	1,680,868
Gap, Inc.	40,768	1,124,789
Home Depot, Inc.	229,861	28,045,341
L Brands, Inc.	44,689	3,226,099
Lowe's Companies, Inc.	162,716	10,845,021
O'Reilly Automotive, Inc. (a)	17,660	4,670,010
Ross Stores, Inc.	73,778	4,614,076
Signet Jewelers Ltd.	14,063	1,142,759
Staples, Inc.	121,010	895,474
Tiffany & Co., Inc.	19,983	1,467,152
TJX Companies, Inc.	122,166	9,009,743
Tractor Supply Co.	24,864	1,557,232
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	10,904	2,653,379
Urban Outfitters, Inc. (a)	16,559	553,899
		82,919,419
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	51,869	1,861,578
Hanesbrands, Inc.	70,275	1,806,068
Michael Kors Holdings Ltd. (a)	31,437	1,596,371
NIKE, Inc. Class B	250,830	12,586,649
PVH Corp.	14,924	1,596,570
Ralph Lauren Corp.	10,484	1,028,480
Under Armour, Inc.:
Class A (sub. vtg.) (a)	34,422	1,070,524
Class C (non-vtg.)	33,856	875,516
VF Corp.	61,722	3,345,950
		25,767,706

TOTAL CONSUMER DISCRETIONARY		418,052,069

CONSUMER STAPLES - 9.9%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	33,930	1,566,548
Constellation Brands, Inc. Class A (sub. vtg.)	32,948	5,506,270
Dr. Pepper Snapple Group, Inc.	34,481	3,027,087
Molson Coors Brewing Co. Class B	34,262	3,556,738
Monster Beverage Corp. (a)	25,142	3,628,996
PepsiCo, Inc.	267,739	28,701,621
The Coca-Cola Co.	722,636	30,639,766
		76,627,026
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	81,492	12,050,222
CVS Health Corp.	198,347	16,680,983
Kroger Co.	176,516	5,468,466
Sysco Corp.	94,986	4,570,726
Wal-Mart Stores, Inc.	281,965	19,743,189
Walgreens Boots Alliance, Inc.	159,062	13,159,199
Whole Foods Market, Inc.	59,293	1,677,399
		73,350,184
Food Products - 1.7%
Archer Daniels Midland Co.	108,235	4,715,799
Campbell Soup Co.	36,168	1,965,369
ConAgra Foods, Inc.	77,529	3,735,347
General Mills, Inc.	111,055	6,883,189
Hormel Foods Corp.	50,268	1,935,318
Kellogg Co.	46,912	3,524,499
McCormick & Co., Inc. (non-vtg.)	21,398	2,051,426
Mead Johnson Nutrition Co. Class A	34,349	2,568,275
Mondelez International, Inc.	289,388	13,005,097
The Hershey Co.	26,110	2,675,231
The J.M. Smucker Co.	21,655	2,843,518
The Kraft Heinz Co.	110,850	9,860,108
Tyson Foods, Inc. Class A	55,313	3,918,926
		59,682,102
Household Products - 2.0%
Church & Dwight Co., Inc.	47,916	2,312,426
Clorox Co.	24,084	2,890,562
Colgate-Palmolive Co.	165,892	11,838,053
Kimberly-Clark Corp.	66,910	7,655,173
Procter & Gamble Co.	496,446	43,091,513
		67,787,727
Personal Products - 0.2%
Coty, Inc. Class A	87,755	2,017,487
Estee Lauder Companies, Inc. Class A	41,126	3,583,308
		5,600,795
Tobacco - 1.7%
Altria Group, Inc.	363,518	24,035,810
Philip Morris International, Inc.	288,598	27,832,391
Reynolds American, Inc.	154,026	8,483,752
		60,351,953

TOTAL CONSUMER STAPLES		343,399,787

ENERGY - 7.1%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	79,603	4,410,006
FMC Technologies, Inc. (a)	41,973	1,354,469
Halliburton Co.	160,179	7,368,234
Helmerich & Payne, Inc.	20,093	1,268,069
National Oilwell Varco, Inc.	70,253	2,255,121
Schlumberger Ltd.	258,714	20,239,196
Transocean Ltd. (United States) (a)	63,879	613,877
		37,508,972
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	101,515	6,034,052
Apache Corp.	70,580	4,198,098
Cabot Oil & Gas Corp.	86,521	1,806,558
Chesapeake Energy Corp. (a)	138,645	763,934
Chevron Corp.	350,954	36,762,432
Cimarex Energy Co.	17,668	2,281,469
Concho Resources, Inc. (a)	26,438	3,356,040
ConocoPhillips Co.	230,407	10,011,184
Devon Energy Corp.	97,397	3,690,372
EOG Resources, Inc.	102,434	9,262,082
EQT Corp.	32,134	2,120,844
Exxon Mobil Corp.	771,400	64,273,048
Hess Corp.	50,072	2,401,954
Kinder Morgan, Inc.	357,142	7,296,411
Marathon Oil Corp.	157,606	2,077,247
Marathon Petroleum Corp.	98,362	4,287,600
Murphy Oil Corp.	30,105	778,816
Newfield Exploration Co. (a)	36,932	1,499,070
Noble Energy, Inc.	79,929	2,755,153
Occidental Petroleum Corp.	142,113	10,361,459
ONEOK, Inc.	39,139	1,895,502
Phillips 66 Co.	82,679	6,709,401
Pioneer Natural Resources Co.	31,551	5,648,260
Range Resources Corp.	34,963	1,181,400
Southwestern Energy Co. (a)	91,789	953,688
Spectra Energy Corp.	130,419	5,452,818
Tesoro Corp.	22,096	1,877,497
The Williams Companies, Inc.	127,060	3,710,152
Valero Energy Corp.	85,820	5,083,977
		208,530,518

TOTAL ENERGY		246,039,490

FINANCIALS - 13.1%
Banks - 5.6%
Bank of America Corp.	1,898,344	31,322,676
BB&T Corp.	151,523	5,939,702
Citigroup, Inc.	540,491	26,565,133
Citizens Financial Group, Inc.	96,622	2,545,023
Comerica, Inc.	32,340	1,684,591
Fifth Third Bancorp	142,544	3,101,757
Huntington Bancshares, Inc.	201,846	2,139,568
JPMorgan Chase & Co.	671,946	46,538,980
KeyCorp	201,237	2,841,466
M&T Bank Corp.	29,170	3,580,034
Peoples United Financial, Inc.	57,809	938,818
PNC Financial Services Group, Inc.	91,423	8,740,039
Regions Financial Corp.	233,427	2,500,003
SunTrust Banks, Inc.	93,275	4,218,828
U.S. Bancorp	299,326	13,397,832
Wells Fargo & Co.	844,745	38,866,717
Zions Bancorporation	38,142	1,228,554
		196,149,721
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	10,022	1,329,519
Ameriprise Financial, Inc.	30,030	2,654,352
Bank of New York Mellon Corp.	198,615	8,594,071
BlackRock, Inc. Class A	22,698	7,745,466
Charles Schwab Corp.	223,955	7,099,374
CME Group, Inc.	63,033	6,309,603
E*TRADE Financial Corp. (a)	50,895	1,433,203
Franklin Resources, Inc.	65,379	2,200,657
Goldman Sachs Group, Inc.	70,143	12,502,288
IntercontinentalExchange, Inc.	22,161	5,992,113
Invesco Ltd.	76,250	2,141,863
Legg Mason, Inc.	17,143	492,347
Moody's Corp.	31,118	3,127,981
Morgan Stanley	273,838	9,192,742
Northern Trust Corp.	39,625	2,869,643
S&P Global, Inc.	49,107	5,983,688
State Street Corp.	68,198	4,788,182
T. Rowe Price Group, Inc.	46,239	2,959,758
The NASDAQ OMX Group, Inc.	21,223	1,357,635
		88,774,485
Consumer Finance - 0.7%
American Express Co.	144,382	9,589,852
Capital One Financial Corp.	94,153	6,971,088
Discover Financial Services	75,083	4,229,425
Navient Corp.	58,939	753,240
Synchrony Financial	147,380	4,213,594
		25,757,199
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	353,208	50,967,914
Leucadia National Corp.	60,331	1,126,380
		52,094,294
Insurance - 2.7%
AFLAC, Inc.	76,194	5,247,481
Allstate Corp.	69,105	4,692,230
American International Group, Inc.	189,217	11,674,689
Aon PLC	49,413	5,476,443
Arthur J. Gallagher & Co.	32,924	1,587,925
Assurant, Inc.	11,198	901,663
Chubb Ltd.	86,526	10,988,802
Cincinnati Financial Corp.	27,841	1,970,586
Hartford Financial Services Group, Inc.	71,798	3,167,010
Lincoln National Corp.	43,304	2,125,793
Loews Corp.	51,453	2,214,023
Marsh & McLennan Companies, Inc.	96,406	6,111,176
MetLife, Inc.	204,424	9,599,751
Principal Financial Group, Inc.	49,758	2,716,787
Progressive Corp.	108,251	3,410,989
Prudential Financial, Inc.	81,294	6,892,918
The Travelers Companies, Inc.	53,628	5,801,477
Torchmark Corp.	20,730	1,314,489
Unum Group	43,647	1,545,104
Willis Group Holdings PLC	24,139	3,039,100
XL Group Ltd.	51,148	1,774,836
		92,253,272

TOTAL FINANCIALS		455,028,971

HEALTH CARE - 13.7%
Biotechnology - 2.7%
AbbVie, Inc.	302,951	16,898,607
Alexion Pharmaceuticals, Inc. (a)	41,715	5,443,808
Amgen, Inc.	139,214	19,651,448
Biogen, Inc. (a)	40,763	11,420,977
Celgene Corp. (a)	144,189	14,733,232
Gilead Sciences, Inc.	245,492	18,075,576
Regeneron Pharmaceuticals, Inc. (a)	14,037	4,843,046
Vertex Pharmaceuticals, Inc. (a)	46,089	3,496,312
		94,563,006
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	273,463	10,730,688
Baxter International, Inc.	91,053	4,333,212
Becton, Dickinson & Co.	39,612	6,651,251
Boston Scientific Corp. (a)	253,114	5,568,508
C.R. Bard, Inc.	13,663	2,960,499
Danaher Corp.	113,052	8,880,235
Dentsply Sirona, Inc.	43,351	2,495,717
Edwards Lifesciences Corp. (a)	39,600	3,770,712
Hologic, Inc. (a)	51,608	1,858,404
Intuitive Surgical, Inc. (a)	7,159	4,811,421
Medtronic PLC	257,093	21,086,768
St. Jude Medical, Inc.	53,005	4,125,909
Stryker Corp.	57,797	6,666,884
The Cooper Companies, Inc.	9,058	1,594,570
Varian Medical Systems, Inc. (a)	17,371	1,576,071
Zimmer Biomet Holdings, Inc.	37,205	3,921,407
		91,032,256
Health Care Providers & Services - 2.5%
Aetna, Inc.	65,261	7,005,768
AmerisourceBergen Corp.	33,635	2,365,213
Anthem, Inc.	48,957	5,965,900
Cardinal Health, Inc.	59,266	4,070,982
Centene Corp. (a)	31,758	1,984,240
Cigna Corp.	47,731	5,671,875
DaVita HealthCare Partners, Inc. (a)	30,790	1,804,910
Express Scripts Holding Co. (a)	117,247	7,902,448
HCA Holdings, Inc. (a)	54,935	4,204,176
Henry Schein, Inc. (a)	15,216	2,270,227
Humana, Inc.	27,730	4,756,527
Laboratory Corp. of America Holdings (a)	19,028	2,384,970
McKesson Corp.	41,987	5,339,487
Patterson Companies, Inc.	15,496	661,834
Quest Diagnostics, Inc.	25,851	2,105,305
UnitedHealth Group, Inc.	177,178	25,040,567
Universal Health Services, Inc. Class B	16,760	2,023,100
		85,557,529
Health Care Technology - 0.1%
Cerner Corp. (a)	55,895	3,274,329
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	60,545	2,637,946
Illumina, Inc. (a)	27,269	3,712,402
Mettler-Toledo International, Inc. (a)	4,925	1,990,094
PerkinElmer, Inc.	20,352	1,035,713
Thermo Fisher Scientific, Inc.	73,346	10,784,062
Waters Corp. (a)	14,985	2,085,013
		22,245,230
Pharmaceuticals - 5.2%
Allergan PLC (a)	73,658	15,390,103
Bristol-Myers Squibb Co.	310,825	15,824,101
Eli Lilly & Co.	180,714	13,343,922
Endo International PLC (a)	36,879	691,481
Johnson & Johnson	508,959	59,034,154
Mallinckrodt PLC (a)	20,034	1,187,215
Merck & Co., Inc.	514,404	30,205,803
Mylan N.V. (a)	85,571	3,123,342
Perrigo Co. PLC	26,653	2,217,263
Pfizer, Inc.	1,128,397	35,781,469
Zoetis, Inc. Class A	92,086	4,401,711
		181,200,564

TOTAL HEALTH CARE		477,872,914

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.1%
General Dynamics Corp.	53,390	8,048,009
L-3 Communications Holdings, Inc.	14,366	1,967,280
Lockheed Martin Corp.	46,962	11,570,498
Northrop Grumman Corp.	33,221	7,607,609
Raytheon Co.	54,893	7,498,933
Rockwell Collins, Inc.	24,181	2,038,942
Textron, Inc.	50,142	2,009,691
The Boeing Co.	107,929	15,372,327
TransDigm Group, Inc.	9,313	2,537,420
United Technologies Corp.	144,798	14,798,356
		73,449,065
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	26,545	1,808,245
Expeditors International of Washington, Inc.	33,687	1,733,870
FedEx Corp.	45,442	7,921,449
United Parcel Service, Inc. Class B	128,621	13,860,199
		25,323,763
Airlines - 0.5%
Alaska Air Group, Inc.	22,898	1,653,694
American Airlines Group, Inc.	98,573	4,002,064
Delta Air Lines, Inc.	139,319	5,819,355
Southwest Airlines Co.	115,379	4,620,929
United Continental Holdings, Inc. (a)	54,576	3,068,808
		19,164,850
Building Products - 0.3%
Allegion PLC	17,838	1,138,778
Fortune Brands Home & Security, Inc.	28,615	1,563,237
Masco Corp.	61,394	1,895,847
Tyco International Ltd.	175,593	7,079,910
		11,677,772
Commercial Services & Supplies - 0.3%
Cintas Corp.	15,892	1,695,200
Pitney Bowes, Inc.	34,529	615,997
Republic Services, Inc.	43,375	2,282,826
Stericycle, Inc. (a)	15,818	1,266,864
Waste Management, Inc.	75,687	4,969,608
		10,830,495
Construction & Engineering - 0.1%
Fluor Corp.	25,908	1,346,957
Jacobs Engineering Group, Inc. (a)	22,590	1,165,192
Quanta Services, Inc. (a)	28,074	807,128
		3,319,277
Electrical Equipment - 0.6%
Acuity Brands, Inc.	8,163	1,825,002
AMETEK, Inc.	43,257	1,907,634
Eaton Corp. PLC	84,594	5,394,559
Emerson Electric Co.	119,725	6,067,663
Fortive Corp.	55,931	2,855,278
Rockwell Automation, Inc.	24,076	2,882,379
		20,932,515
Industrial Conglomerates - 2.5%
3M Co.	112,448	18,587,654
General Electric Co.	1,667,082	48,512,086
Honeywell International, Inc.	141,555	15,525,752
Roper Technologies, Inc.	18,853	3,267,413
		85,892,905
Machinery - 1.3%
Caterpillar, Inc.	108,682	9,070,600
Cummins, Inc.	28,864	3,689,396
Deere & Co.	53,812	4,751,600
Dover Corp.	28,872	1,931,248
Flowserve Corp.	24,257	1,027,284
Illinois Tool Works, Inc.	59,434	6,749,919
Ingersoll-Rand PLC	47,990	3,229,247
PACCAR, Inc.	65,212	3,581,443
Parker Hannifin Corp.	24,911	3,057,825
Pentair PLC	30,989	1,708,424
Snap-On, Inc.	10,808	1,665,513
Stanley Black & Decker, Inc.	27,985	3,185,812
Xylem, Inc.	33,321	1,610,404
		45,258,715
Professional Services - 0.3%
Dun & Bradstreet Corp.	6,752	842,987
Equifax, Inc.	22,191	2,751,018
Nielsen Holdings PLC	62,483	2,812,985
Robert Half International, Inc.	24,207	905,826
Verisk Analytics, Inc. (a)	29,237	2,384,277
		9,697,093
Road & Rail - 0.8%
CSX Corp.	176,004	5,369,882
J.B. Hunt Transport Services, Inc.	16,355	1,334,732
Kansas City Southern	20,089	1,763,011
Norfolk Southern Corp.	54,611	5,078,823
Ryder System, Inc.	9,947	690,222
Union Pacific Corp.	154,957	13,664,108
		27,900,778
Trading Companies & Distributors - 0.2%
Fastenal Co.	53,742	2,094,863
United Rentals, Inc. (a)	16,023	1,212,300
W.W. Grainger, Inc.	10,340	2,151,961
		5,459,124

TOTAL INDUSTRIALS		338,906,352

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 1.1%
Cisco Systems, Inc.	935,597	28,704,116
F5 Networks, Inc. (a)	12,311	1,701,503
Harris Corp.	23,082	2,059,145
Juniper Networks, Inc.	71,200	1,875,408
Motorola Solutions, Inc.	30,988	2,249,109
		36,589,281
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	57,427	3,786,162
Corning, Inc.	192,866	4,379,987
FLIR Systems, Inc.	25,535	840,612
TE Connectivity Ltd.	66,145	4,158,536
		13,165,297
Internet Software & Services - 4.6%
Akamai Technologies, Inc. (a)	32,493	2,257,289
Alphabet, Inc.:
Class A	54,836	44,411,676
Class C (a)	54,980	43,134,009
eBay, Inc. (a)	195,303	5,568,089
Facebook, Inc. Class A (a)	432,118	56,603,137
VeriSign, Inc. (a)	17,257	1,449,933
Yahoo!, Inc. (a)	162,852	6,766,501
		160,190,634
IT Services - 3.7%
Accenture PLC Class A	115,806	13,461,289
Alliance Data Systems Corp.	10,886	2,225,860
Automatic Data Processing, Inc.	84,857	7,387,650
Cognizant Technology Solutions Corp. Class A (a)	112,903	5,797,569
CSRA, Inc.	27,076	679,337
Fidelity National Information Services, Inc.	60,974	4,507,198
Fiserv, Inc. (a)	40,882	4,026,059
Global Payments, Inc.	28,565	2,071,534
IBM Corp.	161,809	24,868,425
MasterCard, Inc. Class A	178,389	19,091,191
Paychex, Inc.	59,670	3,293,784
PayPal Holdings, Inc. (a)	208,794	8,698,358
Teradata Corp. (a)	24,244	653,618
The Western Union Co.	90,666	1,819,667
Total System Services, Inc.	30,762	1,534,409
Visa, Inc. Class A	350,922	28,954,574
Xerox Corp.	158,310	1,546,689
		130,617,211
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	57,173	3,664,789
Applied Materials, Inc.	201,033	5,846,040
Broadcom Ltd.	73,571	12,527,670
First Solar, Inc. (a)	14,276	578,035
Intel Corp.	880,075	30,688,215
KLA-Tencor Corp.	29,011	2,179,016
Lam Research Corp.	29,789	2,885,363
Linear Technology Corp.	44,590	2,678,075
Microchip Technology, Inc.	40,024	2,423,453
Micron Technology, Inc. (a)	193,149	3,314,437
NVIDIA Corp.	99,512	7,081,274
Qorvo, Inc. (a)	23,788	1,323,802
Qualcomm, Inc.	274,133	18,838,420
Skyworks Solutions, Inc.	34,874	2,683,206
Texas Instruments, Inc.	186,610	13,221,319
Xilinx, Inc.	47,129	2,397,452
		112,330,566
Software - 4.4%
Activision Blizzard, Inc.	126,837	5,475,553
Adobe Systems, Inc. (a)	92,654	9,961,232
Autodesk, Inc. (a)	36,280	2,622,318
CA Technologies, Inc.	58,238	1,790,236
Citrix Systems, Inc. (a)	28,908	2,451,398
Electronic Arts, Inc. (a)	55,931	4,391,702
Intuit, Inc.	45,516	4,949,410
Microsoft Corp.	1,449,546	86,856,796
Oracle Corp.	559,713	21,504,173
Red Hat, Inc. (a)	33,637	2,605,186
Salesforce.com, Inc. (a)	119,744	8,999,959
Symantec Corp.	114,413	2,863,757
		154,471,720
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	1,002,397	113,812,149
Hewlett Packard Enterprise Co.	309,083	6,945,095
HP, Inc.	318,203	4,610,761
NetApp, Inc.	51,831	1,759,144
Seagate Technology LLC	55,546	1,905,783
Western Digital Corp.	52,879	3,090,249
		132,123,181

TOTAL INFORMATION TECHNOLOGY		739,487,890

MATERIALS - 2.8%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	40,277	5,373,757
Albemarle Corp. U.S.	20,901	1,746,279
CF Industries Holdings, Inc.	43,364	1,041,170
E.I. du Pont de Nemours & Co.	162,650	11,188,694
Eastman Chemical Co.	27,472	1,975,512
Ecolab, Inc.	48,836	5,575,606
FMC Corp.	24,886	1,166,905
International Flavors & Fragrances, Inc.	14,804	1,936,067
LyondellBasell Industries NV Class A	63,414	5,044,584
Monsanto Co.	81,398	8,202,476
PPG Industries, Inc.	49,536	4,613,288
Praxair, Inc.	53,064	6,211,672
Sherwin-Williams Co.	14,925	3,654,536
The Dow Chemical Co.	209,623	11,279,814
The Mosaic Co.	65,139	1,532,721
		70,543,081
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	11,793	2,186,186
Vulcan Materials Co.	24,744	2,801,021
		4,987,207
Containers & Packaging - 0.3%
Avery Dennison Corp.	16,524	1,153,210
Ball Corp.	32,410	2,497,839
International Paper Co.	76,479	3,443,849
Owens-Illinois, Inc. (a)	30,141	581,721
Sealed Air Corp.	36,591	1,669,647
WestRock Co.	46,782	2,160,861
		11,507,127
Metals & Mining - 0.3%
Arconic, Inc.	81,581	2,343,006
Freeport-McMoRan, Inc.	227,327	2,541,516
Newmont Mining Corp.	98,696	3,655,700
Nucor Corp.	59,237	2,893,727
		11,433,949

TOTAL MATERIALS		98,471,364

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	79,154	9,276,057
Apartment Investment & Management Co. Class A	29,121	1,283,362
AvalonBay Communities, Inc.	25,546	4,372,964
Boston Properties, Inc.	28,598	3,445,487
Crown Castle International Corp.	62,790	5,713,262
Digital Realty Trust, Inc.	27,305	2,551,106
Equinix, Inc.	13,221	4,723,599
Equity Residential (SBI)	68,006	4,199,371
Essex Property Trust, Inc.	12,185	2,608,687
Extra Space Storage, Inc.	23,398	1,711,564
Federal Realty Investment Trust (SBI)	13,190	1,915,584
General Growth Properties, Inc.	108,636	2,710,468
HCP, Inc.	86,978	2,978,997
Host Hotels & Resorts, Inc.	138,116	2,138,036
Iron Mountain, Inc.	45,537	1,535,963
Kimco Realty Corp.	78,129	2,079,013
Prologis, Inc.	98,029	5,113,193
Public Storage	27,743	5,929,234
Realty Income Corp.	48,087	2,848,674
Simon Property Group, Inc.	58,458	10,870,850
SL Green Realty Corp.	18,663	1,833,080
The Macerich Co.	22,444	1,588,586
UDR, Inc.	49,682	1,737,380
Ventas, Inc.	65,349	4,427,395
Vornado Realty Trust	31,974	2,966,548
Welltower, Inc.	66,582	4,562,864
Weyerhaeuser Co.	139,293	4,169,039
		99,290,363
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	55,553	1,431,045

TOTAL REAL ESTATE		100,721,408

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	1,144,434	42,103,727
CenturyLink, Inc.	101,549	2,699,172
Frontier Communications Corp.	218,063	876,613
Level 3 Communications, Inc. (a)	54,166	3,041,421
Verizon Communications, Inc.	758,304	36,474,422
		85,195,355
UTILITIES - 3.3%
Electric Utilities - 2.1%
Alliant Energy Corp.	42,260	1,607,993
American Electric Power Co., Inc.	91,484	5,931,823
Duke Energy Corp.	128,201	10,258,644
Edison International	60,629	4,455,019
Entergy Corp.	33,278	2,451,923
Eversource Energy	59,031	3,250,247
Exelon Corp.	171,686	5,849,342
FirstEnergy Corp.	79,088	2,711,928
NextEra Energy, Inc.	86,893	11,122,304
PG&E Corp.	92,746	5,761,382
Pinnacle West Capital Corp.	20,661	1,572,922
PPL Corp.	126,148	4,331,922
Southern Co.	182,070	9,389,350
Xcel Energy, Inc.	94,460	3,924,813
		72,619,612
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	58,614	623,067
The AES Corp.	122,573	1,442,684
		2,065,751
Multi-Utilities - 1.1%
Ameren Corp.	45,135	2,254,493
CenterPoint Energy, Inc.	80,080	1,825,824
CMS Energy Corp.	51,824	2,184,382
Consolidated Edison, Inc.	56,629	4,278,321
Dominion Resources, Inc.	116,449	8,756,965
DTE Energy Co.	33,370	3,203,854
NiSource, Inc.	59,876	1,392,716
Public Service Enterprise Group, Inc.	94,157	3,962,127
SCANA Corp.	26,563	1,948,662
Sempra Energy	46,483	4,978,329
WEC Energy Group, Inc.	58,713	3,506,340
		38,292,013
Water Utilities - 0.1%
American Water Works Co., Inc.	33,091	2,450,058

TOTAL UTILITIES		115,427,434

TOTAL COMMON STOCKS
(Cost $3,454,384,635)		3,418,603,034

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.41% (b)
(Cost $177,740,935)	177,697,066	177,750,376
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $3,632,125,570)		3,596,353,410
NET OTHER ASSETS (LIABILITIES) - (3.2)%(c)		(111,488,762)
NET ASSETS - 100%		$3,484,864,648

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
624 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	66,147,120	$(176,699)

The face value of futures purchased as a percentage of Net Assets is 1.9%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $2,245,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,906
Total	$65,906

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $3,637,973,409. Net unrealized depreciation aggregated $41,619,999 of which $101,906,900 related to appreciated investment securities and $143,526,899 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

October 31, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV4-QTLY-1216
1.9867676.101

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 0.4%
Delphi Automotive PLC	232,423	$15,123,765
Distributors - 0.3%
Genuine Parts Co.	114,734	10,393,753
Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc. (a)(b)	22,773	8,215,587
McDonald's Corp.	647,717	72,913,503
Starbucks Corp.	1,427,958	75,781,731
		156,910,821
Household Durables - 0.1%
Leggett & Platt, Inc.	95,259	4,370,483
Internet & Direct Marketing Retail - 1.6%
Priceline Group, Inc. (a)	37,508	55,295,419
TripAdvisor, Inc. (a)	82,624	5,327,596
		60,623,015
Leisure Products - 0.1%
Polaris Industries, Inc. (b)	58,780	4,503,136
Media - 3.5%
CBS Corp. Class B	288,696	16,345,968
Omnicom Group, Inc.	180,311	14,392,424
The Walt Disney Co.	1,121,898	103,988,726
		134,727,118
Multiline Retail - 0.5%
Dollar General Corp.	200,644	13,862,494
Nordstrom, Inc. (b)	98,604	5,127,408
		18,989,902
Specialty Retail - 8.0%
Advance Auto Parts, Inc.	50,671	7,097,994
Bed Bath & Beyond, Inc.	126,149	5,098,943
Dick's Sporting Goods, Inc.	66,512	3,701,393
Foot Locker, Inc.	103,554	6,914,301
Gap, Inc. (b)	191,551	5,284,892
Home Depot, Inc.	927,354	113,146,462
Lowe's Companies, Inc.	591,674	39,435,072
O'Reilly Automotive, Inc. (a)	91,011	24,066,949
Ross Stores, Inc.	388,988	24,327,310
Tiffany & Co., Inc. (b)	83,504	6,130,864
TJX Companies, Inc.	686,574	50,634,833
Tractor Supply Co.	113,582	7,113,641
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	46,642	11,349,864
		304,302,518
Textiles, Apparel & Luxury Goods - 2.3%
lululemon athletica, Inc. (a)(b)	87,649	5,017,905
Michael Kors Holdings Ltd. (a)	161,969	8,224,786
NIKE, Inc. Class B	1,150,554	57,734,800
Ralph Lauren Corp.	38,921	3,818,150
VF Corp.	259,278	14,055,460
		88,851,101

TOTAL CONSUMER DISCRETIONARY		798,795,612

CONSUMER STAPLES - 6.5%
Beverages - 3.5%
Brown-Forman Corp. Class B (non-vtg.) (b)	210,564	9,721,740
Dr. Pepper Snapple Group, Inc.	131,976	11,586,173
PepsiCo, Inc.	1,057,454	113,359,069
		134,666,982
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	304,805	45,071,515
Whole Foods Market, Inc. (b)	227,280	6,429,751
		51,501,266
Food Products - 1.0%
Campbell Soup Co.	139,285	7,568,747
Hormel Foods Corp.	216,767	8,345,530
McCormick & Co., Inc. (non-vtg.)	80,891	7,755,020
The Hershey Co.	125,938	12,903,607
		36,572,904
Household Products - 0.2%
Church & Dwight Co., Inc.	180,676	8,719,424
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	185,751	16,184,485

TOTAL CONSUMER STAPLES		247,645,061

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
FMC Technologies, Inc. (a)	149,134	4,812,554
Oil, Gas & Consumable Fuels - 1.2%
Phillips 66 Co.	320,362	25,997,376
Valero Energy Corp.	319,575	18,931,623
		44,928,999

TOTAL ENERGY		49,741,553

FINANCIALS - 1.9%
Capital Markets - 1.0%
Eaton Vance Corp. (non-vtg.)	89,961	3,154,033
Franklin Resources, Inc.	265,325	8,930,840
SEI Investments Co.	111,375	4,937,254
T. Rowe Price Group, Inc.	202,663	12,972,459
TD Ameritrade Holding Corp.	179,873	6,153,455
		36,148,041
Insurance - 0.9%
Marsh & McLennan Companies, Inc.	375,661	23,813,151
Progressive Corp.	387,270	12,202,878
		36,016,029

TOTAL FINANCIALS		72,164,070

HEALTH CARE - 11.4%
Biotechnology - 3.7%
Biogen, Inc. (a)	181,748	50,922,155
Gilead Sciences, Inc.	1,156,426	85,147,646
United Therapeutics Corp. (a)(b)	40,011	4,804,121
		140,873,922
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp. (a)	156,673	14,918,403
ResMed, Inc.	108,438	6,481,339
Varian Medical Systems, Inc. (a)	74,125	6,725,361
		28,125,103
Health Care Providers & Services - 0.2%
Henry Schein, Inc. (a)	58,120	8,671,504
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (a)	29,528	11,931,674
Waters Corp. (a)	55,926	7,781,544
		19,713,218
Pharmaceuticals - 6.2%
Eli Lilly & Co.	669,679	49,449,097
Johnson & Johnson	1,620,140	187,920,039
		237,369,136

TOTAL HEALTH CARE		434,752,883

INDUSTRIALS - 14.3%
Aerospace & Defense - 4.7%
General Dynamics Corp.	198,449	29,914,202
Northrop Grumman Corp.	130,563	29,898,927
Raytheon Co.	207,606	28,361,056
Rockwell Collins, Inc.	99,531	8,392,454
The Boeing Co.	592,094	84,331,948
		180,898,587
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	123,617	8,420,790
Expeditors International of Washington, Inc.	148,557	7,646,229
		16,067,019
Airlines - 0.1%
Southwest Airlines Co.	123,205	4,934,360
Building Products - 0.1%
A.O. Smith Corp.	109,138	4,929,763
Commercial Services & Supplies - 0.2%
Cintas Corp.	58,887	6,281,476
Electrical Equipment - 1.2%
Acuity Brands, Inc.	30,769	6,879,025
Emerson Electric Co.	491,752	24,921,991
Rockwell Automation, Inc.	108,648	13,007,339
		44,808,355
Industrial Conglomerates - 3.7%
3M Co.	518,132	85,647,220
Honeywell International, Inc.	519,330	56,960,114
		142,607,334
Machinery - 1.5%
Cummins, Inc.	118,138	15,100,399
Illinois Tool Works, Inc.	230,859	26,218,657
Snap-On, Inc.	42,056	6,480,830
WABCO Holdings, Inc. (a)	41,864	4,121,929
Wabtec Corp. (b)	65,706	5,079,731
		57,001,546
Professional Services - 0.4%
Equifax, Inc.	82,037	10,170,127
Robert Half International, Inc.	120,767	4,519,101
		14,689,228
Road & Rail - 1.5%
J.B. Hunt Transport Services, Inc.	71,620	5,844,908
Union Pacific Corp.	587,261	51,784,675
		57,629,583
Trading Companies & Distributors - 0.5%
Fastenal Co.	240,028	9,356,291
W.W. Grainger, Inc.	45,162	9,399,115
		18,755,406

TOTAL INDUSTRIALS		548,602,657

INFORMATION TECHNOLOGY - 39.3%
Communications Equipment - 0.2%
F5 Networks, Inc. (a)	56,687	7,834,710
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	213,053	14,046,584
FLIR Systems, Inc.	93,732	3,085,657
TE Connectivity Ltd.	245,037	15,405,476
		32,537,717
Internet Software & Services - 5.4%
Alphabet, Inc.:
Class A	126,122	102,146,208
Class C (a)	132,745	104,143,762
		206,289,970
IT Services - 13.2%
Accenture PLC Class A	707,106	82,194,001
Automatic Data Processing, Inc.	410,297	35,720,457
Broadridge Financial Solutions, Inc.	92,182	5,960,488
IBM Corp.	744,178	114,372,717
MasterCard, Inc. Class A	1,097,147	117,416,672
Paychex, Inc.	313,247	17,291,234
The Western Union Co. (b)	414,400	8,317,008
Visa, Inc. Class A	1,518,946	125,328,234
		506,600,811
Semiconductors & Semiconductor Equipment - 7.1%
Intel Corp.	3,292,469	114,808,394
Linear Technology Corp.	202,736	12,176,324
Qualcomm, Inc.	961,218	66,054,901
Skyworks Solutions, Inc. (b)	153,540	11,813,368
Texas Instruments, Inc.	800,388	56,707,490
Xilinx, Inc.	173,254	8,813,431
		270,373,908
Software - 6.6%
CDK Global, Inc.	103,536	5,654,101
Intuit, Inc.	280,121	30,460,358
Microsoft Corp.	3,622,408	217,054,687
		253,169,146
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	1,923,466	218,390,328
Seagate Technology LLC (b)	210,839	7,233,886
		225,624,214

TOTAL INFORMATION TECHNOLOGY		1,502,430,476

MATERIALS - 3.1%
Chemicals - 3.0%
International Flavors & Fragrances, Inc.	58,190	7,610,088
LyondellBasell Industries NV Class A	374,485	29,790,282
Monsanto Co.	357,556	36,030,918
PPG Industries, Inc.	193,907	18,058,559
Sherwin-Williams Co.	69,929	17,122,815
Valspar Corp.	52,073	5,186,471
		113,799,133
Containers & Packaging - 0.1%
Avery Dennison Corp.	61,410	4,285,804

TOTAL MATERIALS		118,084,937

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage	113,499	24,257,006
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	31,617	3,062,106

TOTAL REAL ESTATE		27,319,112

TOTAL COMMON STOCKS
(Cost $3,671,919,985)		3,799,536,361
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.55% 6/22/17 to 8/17/17 (c)
(Cost $1,494,034)	1,500,000	1,493,891
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.41% (d)	16,755,133	$16,760,159
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	70,737,163	70,751,311
TOTAL MONEY MARKET FUNDS
(Cost $87,496,970)		87,511,470
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $3,760,910,989)		3,888,541,722
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(64,734,831)
NET ASSETS - 100%		$3,823,806,891

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
223 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	23,639,115	$(16,499)

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $828,536.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,440
Fidelity Securities Lending Cash Central Fund	49,706
Total	$78,146

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$798,795,612	$798,795,612	$--	$--
Consumer Staples	247,645,061	247,645,061	--	--
Energy	49,741,553	49,741,553	--	--
Financials	72,164,070	72,164,070	--	--
Health Care	434,752,883	434,752,883	--	--
Industrials	548,602,657	548,602,657	--	--
Information Technology	1,502,430,476	1,502,430,476	--	--
Materials	118,084,937	118,084,937	--	--
Real Estate	27,319,112	27,319,112	--	--
U.S. Government and Government Agency Obligations	1,493,891	--	1,493,891	--
Money Market Funds	87,511,470	87,511,470	--	--
Total Investments in Securities:	$3,888,541,722	$3,887,047,831	$1,493,891	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(16,499)	$(16,499)	$--	$--
Total Liabilities	$(16,499)	$(16,499)	$--	$--
Total Derivative Instruments:	$(16,499)	$(16,499)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $3,767,749,710. Net unrealized appreciation aggregated $120,792,012, of which $240,069,668 related to appreciated investment securities and $119,277,656 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016